Howard & Majewski LLP

May 21, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           Artio Select Opportunities Fund, Inc. (the “Fund”)

File Nos. (333-111901) and (811-06017)

Post—Effective Amendment No. 22

Ladies and Gentlemen:

Transmitted herewith on behalf of the Fund is Post-Effective Amendment No. 22 to the Fund’s Registration Statement on Form N-1A.  This filing, made under Rule 485(a)(1), contains the Prospectus and Statement of Additional Information for the Fund and for the four series of the Aberdeen Investment Funds (the “Trust”, and together with the Fund, the “Funds”) and revises certain disclosures related to the Funds.

The changes are marked.

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the Trust hereby respectfully requests acceleration of its Registration Statement on Form N-1A, so that it will become effective on May 24, 2013, or as soon thereafter as practicable.

We request that we be notified of such effectiveness by a telephone call to Thomas Majewski of Howard & Majewski LLP at 646-737-4951.

The Registrant hereby acknowledges that, if the Securities and Exchange Commission (or its staff, acting pursuant to delegated authority) (the “Commission”) declares the filing effective, such action:

(i)	does not foreclose the Commission from taking any action with respect to the filing;

(ii)	does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(iii)	may not be asserted by the Registrant as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned at 646-737-4951 in connection with any questions or comments regarding the filing.

Sincerely,

/s/ Thomas M. Majewski
Thomas M. Majewski

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